Acquisitions (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended
	Mar. 31, 2013 item	Sep. 30, 2014 item	Mar. 31, 2014 item	Jun. 09, 2014
Acquisitions
Number of business combination agreements	2
Cash paid	$ 14,000
Retail propane
Acquisitions
Number of business combination agreements		3	4
Cash paid		6,400
Water Supply Company
Acquisitions
Cash paid				$ 15,000